Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 18,743	$ 9,711	$ 52,420	$ 23,747